Acquisitions, Goodwill and Other Intangible Assets (Goodwill Rollforward) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Goodwill [Line Items]
Goodwill, Beginning Balance	$ 53,207	$ 53,137
Acquisitions	14,287	1,334
Dispositions, currency exchange and other	(1,968)	(1,264)
Goodwill, Ending Balance	65,526	53,207
Power
Goodwill [Line Items]
Goodwill, Beginning Balance	7,769	7,852
Acquisitions	9,582	21
Dispositions, currency exchange and other	(615)	(104)
Goodwill, Ending Balance	16,736	7,769
Renewable Energy
Goodwill [Line Items]
Goodwill, Beginning Balance	984	970
Acquisitions	1,631	0
Dispositions, currency exchange and other	(35)	14
Goodwill, Ending Balance	2,580	984
Oil & Gas
Goodwill [Line Items]
Goodwill, Beginning Balance	10,572	10,516
Acquisitions	22	276
Dispositions, currency exchange and other	0	(220)
Goodwill, Ending Balance	10,594	10,572
Energy Management
Goodwill [Line Items]
Goodwill, Beginning Balance	4,570	4,748
Acquisitions	2,314	0
Dispositions, currency exchange and other	(657)	(178)
Goodwill, Ending Balance	6,227	4,570
Aviation
Goodwill [Line Items]
Goodwill, Beginning Balance	8,952	9,103
Acquisitions	0	0
Dispositions, currency exchange and other	(385)	(151)
Goodwill, Ending Balance	8,567	8,952
Healthcare
Goodwill [Line Items]
Goodwill, Beginning Balance	17,532	16,643
Acquisitions	11	1,004
Dispositions, currency exchange and other	(190)	(115)
Goodwill, Ending Balance	17,353	17,532
Transporation
Goodwill [Line Items]
Goodwill, Beginning Balance	887	1,012
Acquisitions	0	2
Dispositions, currency exchange and other	(36)	(127)
Goodwill, Ending Balance	851	887
Appliances & Lighting
Goodwill [Line Items]
Goodwill, Beginning Balance	226	606
Acquisitions	0	0
Dispositions, currency exchange and other	(12)	(380)
Goodwill, Ending Balance	214	226
Capital
Goodwill [Line Items]
Goodwill, Beginning Balance	1,680	1,684
Acquisitions	728	0
Dispositions, currency exchange and other	(37)	(3)
Goodwill, Ending Balance	2,370	1,680
Corporate
Goodwill [Line Items]
Goodwill, Beginning Balance	34	3
Acquisitions	0	31
Dispositions, currency exchange and other	0	0
Goodwill, Ending Balance	$ 34	$ 34